Pension Liabilities - Distribution by plan assets (Details) - Switzerland - Fair Value of Plan Assets - Defined-Benefit Pension Plan - SEK (kr) kr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Distribution by Plan Assets
Cash	kr 430	kr 137
Bonds	515	3,048
Mortgage loans	75	655
Shares	1,450	126
Real estate	1,581	901
Other investments	950	372
Total	5,001	5,238
Level 1
Distribution by Plan Assets
Bonds	kr 515	kr 3,048